ASSET RETIREMENT OBLIGATIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ASSET RETIREMENT OBLIGATIONS

The following table shows the change in the Company's ARO for 2011. The Company had no ARO during the period July 19, 2010 (inception) through September 30, 2010 as it had no wells in service.

Asset retirement obligations at beginning of period	$—
Obligations assumed in acquisition	15,216
Additional retirement obligations incurred	6,153
Accretion expense	3,260

Asset retirement obligations at end of period	$24,629